Income Taxes (Tables)	12 Months Ended
Sep. 27, 2014
Provision for Income Taxes

The provision for income taxes for 2014, 2013 and 2012, consisted of the following (in millions):

	2014	2013	2012
Federal:
Current	$8,624	$9,334	$7,240
Deferred	3,183	1,878	5,018

	11,807	11,212	12,258

State:
Current	855	1,084	1,182
Deferred	(178)	(311)	(123)

	677	773	1,059

Foreign:
Current	2,147	1,559	1,203
Deferred	(658)	(426)	(490)

	1,489	1,133	713

Provision for income taxes	$13,973	$13,118	$14,030

Reconciliation of Provision for Income Taxes

A reconciliation of the provision for income taxes, with the amount computed by applying the statutory federal income tax rate (35% in 2014, 2013 and 2012) to income before provision for income taxes for 2014, 2013 and 2012, is as follows (dollars in millions):

	2014	2013	2012
Computed expected tax	$18,719	$17,554	$19,517
State taxes, net of federal effect	469	508	677
Indefinitely invested earnings of foreign subsidiaries	(4,744)	(4,614)	(5,895)
Research and development credit, net	(88)	(287)	(103)
Domestic production activities deduction	(495)	(308)	(328)
Other	112	265	162

Provision for income taxes	$13,973	$13,118	$14,030

Effective tax rate	26.1%	26.2%	25.2%

Significant Components of Deferred Tax Assets and Liabilities

As of September 27, 2014 and September 28, 2013, the significant components of the Company’s deferred tax assets and liabilities were (in millions):

	2014	2013
Deferred tax assets:
Accrued liabilities and other reserves	$2,761	$1,892
Deferred revenue	1,787	1,475
Basis of capital assets and investments	898	1,020
Share-based compensation	454	458
Other	644	1,029

Total deferred tax assets	6,544	5,874
Less valuation allowance	0	0

Deferred tax assets, net of valuation allowance	6,544	5,874

Deferred tax liabilities:
Unremitted earnings of foreign subsidiaries	21,544	18,044
Other	120	112

Total deferred tax liabilities	21,664	18,156

Net deferred tax liabilities	$(15,120)	$(12,282)

Aggregate Changes in Gross Unrecognized Tax Benefits Excluding Interest and Penalties

The aggregate changes in the balance of gross unrecognized tax benefits, which excludes interest and penalties, for 2014, 2013 and 2012, is as follows (in millions):

	2014	2013	2012
Beginning Balance	$2,714	$2,062	$1,375
Increases related to tax positions taken during a prior year	1,295	745	340
Decreases related to tax positions taken during a prior year	(280)	(118)	(107)
Increases related to tax positions taken during the current year	882	626	467
Decreases related to settlements with taxing authorities	(574)	(592)	(3)
Decreases related to expiration of statute of limitations	(4)	(9)	(10)

Ending Balance	$4,033	$2,714	$2,062